Revenue - Additional Information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) contract	Dec. 31, 2021 USD ($)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of forms of contracts | contract	2
Contract with customer, liability, advance payments	$ 41.0	$ 22.2
Contract with customer, liability, revenue recognized	$ 22.2	$ 28.4